UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
                 -------------------------------
   Address:       7 Todd Pond Rd, P.O. Box 309
                 -------------------------------
                  Lincoln MA 01773
                 -------------------------------

Form 13F File Number: 28-11870
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    201-782-3321
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   July 12th 2010
   -------------------------------    ------------------   -------------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  9
                                        --------------------

Form 13F Information Table Value Total:  43,547
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
CYPRESS SEMICNDTR PVICTS   COM      232806109    2,058   205,000   SH           SOLE                  205,000
ENZON PHARMACEUTICLS       COM      293904108      288    27,000   SH           SOLE                   27,000
GOOGLE INC CL A            COM      38259P508    2,225     5,000   SH           SOLE                    5,000
MICRON TECHNOLOGY INC      COM      595112103    5,943   700,000   SH           SOLE                  700,000
MICROSOFT CORP             COM      594918104   20,709   900,000   SH           SOLE                  900,000
PFIZER INC                 COM      717081103    4,135   290,000   SH           SOLE                  290,000
POTASH CORP                COM      73755L107    3,450    40,000   SH           SOLE                   40,000
PROSHARES ULTRA            COM      74347R107    3,189    99,000   SH           SOLE                   99,000
UNITED STS NAT GAS FD      COM      912318102    1,550   200,000   SH           SOLE                  200,000